Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	32,489	16,853	36,066
Weighted- average years to expiry (in years)	3 years 9 months 7 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.75	$ 3.56	$ 3.29
Number of exercisable options (in shares) | shares	15,564
Weighted-average exercise price (in Cdn.$per share)	$ 4.16
2.94 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	33
Weighted- average years to expiry (in years)	1 year 9 months
Weighted-average exercise price (in Cdn.$per share)	$ 2.94
Number of exercisable options (in shares) | shares	33
Weighted-average exercise price (in Cdn.$per share)	$ 2.94
3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	9,733
Weighted- average years to expiry (in years)	1 year 4 months 6 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.42
Number of exercisable options (in shares) | shares	9,518
Weighted-average exercise price (in Cdn.$per share)	$ 3.42
4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	3,615
Weighted- average years to expiry (in years)	6 years 9 months 7 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.55
Number of exercisable options (in shares) | shares	628
Weighted-average exercise price (in Cdn.$per share)	$ 4.26
5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	16,719
Weighted- average years to expiry (in years)	4 years 5 months 19 days
Weighted-average exercise price (in Cdn.$per share)	$ 5.35
Number of exercisable options (in shares) | shares	4,683
Weighted-average exercise price (in Cdn.$per share)	$ 5.35
6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	2,269
Weighted- average years to expiry (in years)	4 years 3 months 21 days
Weighted-average exercise price (in Cdn.$per share)	$ 6.25
Number of exercisable options (in shares) | shares	662
Weighted-average exercise price (in Cdn.$per share)	$ 6.24
7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	120
Weighted- average years to expiry (in years)	3 years 6 months 25 days
Weighted-average exercise price (in Cdn.$per share)	$ 8.01
Number of exercisable options (in shares) | shares	40
Weighted-average exercise price (in Cdn.$per share)	$ 8.01
Bottom of range | 2.94 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.94
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Bottom of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.00
Bottom of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.00
Bottom of range | 7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	7.00
Top of range | 2.94 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.99
Top of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.99
Top of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.99
Top of range | 7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 8.53